SHARE BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2020
SHARE BASED COMPENSATION [Abstract]
Assumptions Used for Estimated Fair Value of Options
The Company calculated the estimated fair value of the options on the respective grant dates using the Black-Scholes option pricing model with the following assumptions.

Granted in 2020

Risk-free interest rates	0.39% – 1.66%
Expected term	5.5 – 7.5 years
Expected volatility	32.4% – 33.7%
Expected dividend yield	–
Fair value of share options	$13.81 – $50.58

Total Compensation Expense of RSAs, RSUs and SARs Granted to Employees
Total compensation expense relating to options, RSAs, RSUs and SARs granted to Eligible Persons after deducting forfeitures recognized for the nine months ended September 30, 2019 and 2020, respectively, is as follows:

	For the Nine Months ended September 30,
	2019	2020
	$_	$_

Share options:
Cost of revenue	212	97
Sales and marketing expenses	121	50
General and administrative expenses	49,309	123,426
Research and development expenses	437	307

	50,079	123,880

RSAs and RSUs:
Cost of revenue	1,158	3,150
Sales and marketing expenses	1,973	7,007
General and administrative expenses	20,712	24,218
Research and development expenses	7,353	30,305

	31,196	64,680

SARs:
Cost of revenue	192	1,826
Sales and marketing expenses	462	3,583
General and administrative expenses	198	2,139
Research and development expenses	7	291

	859	7,839

Total	82,134	196,399